Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reflects the reconciliation for the respective periods:

	Years Ended June 30,
	2015	2014

Benefit at federal statutory rate	(34.00)%	(34.00)%
State, net of federal income tax benefit	(2.79)%	(2.89)%
Stock-based compensation	5.51%	1.84%
Change in valuation allowance	30.95%	22.29%
Other	0.03%	0.03%
Effective tax rate	(0.30)%	(12.73)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities are as follows for the respective periods:

	2015	2014
Current deferred income tax asset:
Deferred revenue short-term	$32,000	$32,000
Accrued expenses	73,000	—
Valuation allowance	(64,000)	(13,000)
Total current deferred income tax asset	41,000	19,000

Long-term deferred income tax assets (liabilities):
Net operating loss carryforward	6,337,000	3,847,000
Section 197 intangible	453,000	482,000
Deferred revenue long-term	158,000	190,000
Share-based compensation expense	—	80,000
Acquired in-process research and development	(2,779,000)	(2,779,000)
Less: Valuation allowance	(4,210,000)	(1,863,000)
Total long-term deferred income tax assets (liabilities)	(41,000)	(43,000)
Total deferred income tax assets (liabilities)	$—	$(24,000)